SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A ordinary shares subject to possible redemption (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares, shares subject to possible redemption (in shares)		0	20,000,000
Gross proceeds	$ 200,000,000
Class A ordinary shares issuance costs		$ (49,184)	$ (574,672)
Class A ordinary shares subject to possible redemption		$ 0	200,000,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Gross proceeds			200,000,000
Plus: Accretion of carrying value to redemption value			24,913,470
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Less: Proceeds allocated to Public Warrants			(14,000,000)
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares issuance costs			(10,913,470)
Class A ordinary shares subject to possible redemption			$ 200,000,000